TRANSAMERICA SERIES TRUST

Transamerica PIMCO Tactical – Balanced VP

Transamerica PIMCO Tactical – Conservative VP

Transamerica PIMCO Tactical – Growth VP

Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information

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Effective on or about May 1, 2024, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with Pacific Investment Management Company LLC (“PIMCO”) with respect to Transamerica PIMCO Tactical – Balanced VP, Transamerica PIMCO Tactical – Conservative VP and Transamerica PIMCO Tactical – Growth VP (each, a “portfolio and together, the “portfolios”) and will enter into a new investment sub-advisory agreement with BlackRock Investment Management, LLC (“BlackRock”) with respect to each portfolio.

In connection with the change in sub-adviser from PIMCO to BlackRock: (i) each portfolio will be renamed; (ii) each portfolio’s principal investment strategies and principal risks will be revised; (iii) each portfolio will reduce its management fee schedule and sub-advisory fee schedule; (iv) each portfolio will have lower expense caps for each share class; and (v) each portfolio will change its primary and blended benchmarks. These changes, which will be effective with the change in sub-adviser, are described below. An information statement will be made available to investors which will provide certain information about the new sub-adviser, the terms of the new sub-advisory agreement and these related changes.

On or about May 1, 2024, Transamerica PIMCO Tactical – Balanced VP will be renamed “Transamerica BlackRock iShares Tactical – Balanced VP”, Transamerica PIMCO Tactical – Conservative VP will be renamed “Transamerica BlackRock iShares Tactical – Conservative VP” and Transamerica PIMCO Tactical – Growth VP will be renamed “Transamerica BlackRock iShares Tactical – Growth VP”. TAM will continue to serve as each portfolio’s investment manager.

Effective on or about May 1, 2024, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Information, as applicable, concerning the portfolios.

Each portfolio will reduce its management fee schedule as described below.

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Transamerica BlackRock iShares Tactical – Balanced VP

MANAGEMENT FEE REDUCTION:

Effective as of May 1, 2024, TAM will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below:

First $500 million	0.50%
Over $500 million up to $1 billion	0.49%
Over $1 billion up to $2.5 billion	0.4725%
Over $2.5 billion up to $3.5 billion	0.465%
Over $3.5 billion up to $4.5 billion	0.4525%
In excess of $4.5 billion	0.44%

For the fiscal year ended December 31, 2023, the portfolio paid TAM a management fee of 0.81% of average daily net assets. If the new management fee schedule had been in effect, the portfolio would have paid TAM a management fee of 0.50% of average daily net assets for the fiscal year.

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PRINCIPAL INVESTMENT STRATEGIES:

The portfolio’s principal investment strategies will be as follows:

The portfolio is a fund of funds. The portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by the sub-adviser or an affiliate.

In seeking to achieve its investment objective, the portfolio generally employs the following investment strategies:

•	Under normal market conditions, the portfolio’s sub-adviser expects to maintain an investment mix within the following ranges:

o	Equity: 40% to 60%
o	Fixed income (including money market instruments and cash): 40% to 60%

•	The portfolio may invest up to 5% of its debt assets in lower quality debt securities or junk bonds.

•

Under normal circumstances and over a full market cycle, the portfolio expects to allocate its assets among underlying ETFs with the goal of achieving exposure targets over time of approximately 50% of its net assets in equities and approximately 50% of its net assets in fixed income. In the short term, actual asset allocations may vary.

•

The proportion of equities and fixed income investments held by the portfolio varies with market conditions and the sub-adviser’s assessment of their relative attractiveness as investment opportunities.

•

The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on strategic and tactical investment decisions. The portfolio’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The sub-adviser’s strategic asset allocation strategy involves making adjustments to the portfolio’s allocations to favor investments in those underlying ETFs that the sub-adviser expects will provide the most favorable longer-term strategic outlook for achieving the portfolio’s investment objective.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio’s ability to achieve its investment objective depends partly on the performance of the underlying ETFs. The underlying ETFs may invest in derivatives such as futures contracts, options, and swaps.

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Transamerica BlackRock iShares Tactical – Conservative VP

MANAGEMENT FEE REDUCTION:

Effective as of May 1, 2024, TAM will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below:

First $500 million	0.50%
Over $500 million up to $1 billion	0.49%
Over $1 billion up to $2.5 billion	0.4725%
Over $2.5 billion up to $3.5 billion	0.465%
Over $3.5 billion up to $4.5 billion	0.4525%
In excess of $4.5 billion	0.44%

For the fiscal year ended December 31, 2023, the portfolio paid TAM a management fee of 0.79% of average daily net assets. If the new management fee schedule had been in effect, the portfolio would have paid TAM a management fee of 0.50% of average daily net assets for the fiscal year.

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PRINCIPAL INVESTMENT STRATEGIES:

The portfolio’s principal investment strategies will be as follows:

The portfolio is a fund of funds. The portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by the sub-adviser or an affiliate.

In seeking to achieve its investment objective, the portfolio generally employs the following investment strategies:

•	Under normal market conditions, the portfolio’s sub-adviser expects to maintain an investment mix within the following ranges:

o	Equity: 25% to 45%
o	Fixed income (including money market instruments and cash): 55% to 75%

•	The portfolio may invest up to 5% of its debt assets in lower quality debt securities or junk bonds.

•

Under normal circumstances and over a full market cycle, the portfolio expects to allocate its assets among underlying ETFs with the goal of achieving exposure targets over time of approximately 35% of its net assets in equities and approximately 65% of its net assets in fixed income. In the short term, actual asset allocations may vary.

•

The proportion of equities, debt and money market investments held by the portfolio varies with market conditions and the sub-adviser’s assessment of their relative attractiveness as investment opportunities.

•

The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on strategic and tactical investment decisions. The portfolio’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The sub-adviser’s strategic asset allocation strategy involves making adjustments to the portfolio’s allocations to favor investments in those underlying ETFs that the sub-adviser expects will provide the most favorable longer-term strategic outlook for achieving the portfolio’s investment objective.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio’s ability to achieve its investment objective depends partly on the performance of the underlying ETFs. The underlying ETFs may invest in derivatives such as futures contracts, options, and swaps.

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Transamerica BlackRock iShares Tactical – Growth VP

MANAGEMENT FEE REDUCTION:

Effective as of May 1, 2024, TAM will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below:

First $500 million	0.50%
Over $500 million up to $1 billion	0.49%
Over $1 billion up to $2.5 billion	0.4725%
Over $2.5 billion up to $3.5 billion	0.465%
Over $3.5 billion up to $4.5 billion	0.4525%
In excess of $4.5 billion	0.44%

For the fiscal year ended December 31, 2023, the portfolio paid TAM a management fee of 0.82% of average daily net assets. If the new management fee schedule had been in effect, the portfolio would have paid TAM a management fee of 0.50% of average daily net assets for the fiscal year.

* * *

PRINCIPAL INVESTMENT STRATEGIES:

The portfolio’s principal investment strategies will be as follows:

The portfolio is a fund of funds. The portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by the sub-adviser or an affiliate.

In seeking to achieve its investment objective, the portfolio generally employs the following investment strategies:

•	Under normal market conditions, the portfolio’s sub-adviser expects to maintain an investment mix within the following ranges:

o	Equity: 60% to 80%
o	Fixed income (including money market instruments and cash): 20% to 40%

•	The portfolio may invest up to 5% of its debt assets in lower quality debt securities or junk bonds.

•

Under normal circumstances and over a full market cycle, the portfolio expects to allocate its assets among underlying ETFs with the goal of achieving exposure targets over time of approximately 70% of its net assets in equities and approximately 30% of its net assets in fixed income. In the short term, actual asset allocations may vary.

•

The proportion of equities, debt and money market investments held by the portfolio varies with market conditions and the sub-adviser’s assessment of their relative attractiveness as investment opportunities.

•

The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on strategic and tactical investment decisions. The portfolio’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The sub-adviser’s strategic asset allocation strategy involves making adjustments to the portfolio’s allocations to favor investments in those underlying ETFs that the sub-adviser expects will provide the most favorable longer-term strategic outlook for achieving the portfolio’s investment objective.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio’s ability to achieve its investment objective depends partly on the performance of the underlying ETFs. The underlying ETFs may invest in derivatives such as futures contracts, options, and swaps.

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Transamerica BlackRock iShares Tactical – Balanced VP

Transamerica BlackRock iShares Tactical – Growth VP

Transamerica BlackRock iShares Tactical – Conservative VP

The following information will be added alphabetically to the sub-section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Prospectus:

Transamerica BlackRock iShares Tactical – Balanced VP: Effective May 1, 2024, the management fee is 0.50% of the first $500 million; 0.49% over $500 million up to $1 billion; 0.4725% over $1 billion up to $2.5 billion; 0.465% over $2.5 billion up to $3.5 billion; 0.4525% over $3.5 billion up to $4.5 billion; and 0.44% in excess of $4.5 billion in average daily net assets. Prior to May 1, 2024, the management fee was 0.81% of the first $250 million; 0.80% over $250 million up to $750 million; 0.79% over $750 million up to $1.5 billion; and 0.76% in excess of $1.5 billion in average daily net assets.

Transamerica BlackRock iShares Tactical – Conservative VP: Effective May 1, 2024, the management fee is 0.50% of the first $500 million; 0.49% over $500 million up to $1 billion; 0.4725% over $1 billion up to $2.5 billion; 0.465% over $2.5 billion up to $3.5 billion; 0.4525% over $3.5 billion up to $4.5 billion; and 0.44% in excess of $4.5 billion in average daily net assets. Prior to May 1, 2024, the management fee was 0.79% of the first $750 million; 0.78% over $750 million up to $1.5 billion; and 0.75% in excess of $1.5 billion in average daily net assets.

Transamerica BlackRock iShares Tactical – Growth VP: Effective May 1, 2024, the management fee is 0.50% of the first $500 million; 0.49% over $500 million up to $1 billion; 0.4725% over $1 billion up to $2.5 billion; 0.465% over $2.5 billion up to $3.5 billion; 0.4525% over $3.5 billion up to $4.5 billion; and 0.44% in excess of $4.5 billion in average daily net assets. Prior to May 1, 2024, the management fee was 0.82% of the first $250 million; 0.81% over $250 million up to $750 million; 0.79% over $750 million up to $1.5 billion; and 0.76% in excess of $1.5 billion in average daily net assets.

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SUB-ADVISER:

The portfolios’ sub-adviser will be as follows:

BlackRock Investment Management, LLC, a wholly-owned and indirect subsidiary of BlackRock, Inc., has been registered as an investment adviser since 1988. As of December 31, 2022, BlackRock, Inc. had approximately $8.59 trillion in total assets under management. BlackRock Investment Management, LLC’s principal business address is 1 University Square Drive, Princeton, NJ 08540-6455.

PORTFOLIO MANAGERS:

Each portfolio’s portfolio managers will be as follows:

Name	Sub-Adviser	Positions Over Past Five Years
Philip Green	BlackRock Investment Management, LLC	Portfolio Manager of the portfolio since 2024; Portfolio Manager with BlackRock Investment Management, LLC since 1999; Managing Director; Member of the BlackRock Portfolio Management Group (PMG) Asset Allocation Team
Michael Pensky, CFA	BlackRock Investment Management, LLC	Portfolio Manager of the portfolio since 2024; Portfolio Manager with BlackRock Investment Management, LLC since 2015; Managing Director; Member of the BlackRock Portfolio Management Group (PMG) Asset Allocation Team

PRINCIPAL RISKS:

The Asset Class Allocation, Model and Data, Volatility Target and Tactical Asset Allocation, all currently key risks, and Leveraging, Hedging, Large Capitalization Companies, Large Shareholder, LIBOR, Mortgage-Related and Asset-Backed Securities, Preferred Stock, Privately Placed and Other Restricted Securities, Real Estate Securities, Reverse Repurchase Agreements, Short Positions, Small and Medium Capitalization Companies, Sovereign Debt, Structured Instruments, To Be Announced (TBA) Transactions and U.S. Government and Agency Obligations risks will be deleted from the “Principal Risks” section included in the Prospectus and Summary Prospectus of each portfolio.

The following principal risks will be added as key risks to the “Principal Risks” section included in the Prospectus and Summary Prospectus of each portfolio. Effective on or about May 1, 2024, the key risks of each portfolio will be: Market, Equity Securities, Fixed-Income Securities, Underlying Exchange-Traded Funds, Asset Allocation and Management.

Underlying Exchange-Traded Funds – Because the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.

The following principal risks will be added in alphabetical order after the existing key risks to the “Principal Risks” section included in the Prospectus and Summary Prospectus of each portfolio:

Asset Class Variation – The underlying portfolios and/or ETFs invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio and/or ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying portfolios and/or ETFs at any given time, and the percentage of the portfolio’s assets invested in various underlying portfolios and/or ETFs, the portfolio’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the portfolio’s performance.

Money Market Funds – An investment in a money market fund is not a bank account, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market portfolio’s sponsor is not required to reimburse the portfolio for losses or to provide financial support to the portfolio. Although many money market funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in such money market funds. Certain other money market funds float their net asset value

Tactical and Strategic Asset Allocation – The portfolio’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The portfolio’s strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. These strategies tend to produce higher turnover than those that adhere to a longer term outlook, which may result in higher transaction costs. These strategies may not work as intended. The portfolio may not achieve its objective and may not perform as well as other portfolios using other asset management strategies.

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MANAGEMENT FEES:

The following information revises the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager” for each of the portfolios:

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica BlackRock iShares Tactical – Balanced VP Transamerica BlackRock iShares Tactical – Conservative VP Transamerica BlackRock iShares Tactical – Growth VP

0.50% of the first $500 million

0.49% over $500 million up to $1 billion

0.4725% over $1 billion up to $2.5 billion

0.465% over $2.5 billion up to $3.5 billion

0.4525% over $3.5 billion up to $4.5 billion

0.44% in excess of $4.5 billion

SUB-ADVISORY FEES:

Effective as of May 1, 2024, BlackRock Investment Management, LLC will receive monthly compensation from TAM at the annual rate of a specified percentage indicated of the appliable portfolios’ average daily net assets:

Portfolio	Sub-Adviser	Sub-Advisory Fees
Transamerica BlackRock iShares Tactical – Balanced VP* Transamerica BlackRock iShares Tactical – Conservative VP* Transamerica BlackRock iShares Tactical – Growth VP*	BlackRock Investment Management, LLC **

0.06% of the first $500 million

0.055% over $500 million up to $1 billion

0.05% over $1 billion up to $2.5 billion

0.045% over $2.5 billion up to $3.5 billion

0.0425% over $3.5 billion up to $4.5 billion

0.04% in excess of $4.5 billion

*

The average daily net assets for the purpose of calculating sub-advisory fees will be determined on a combined basis with Transamerica BlackRock iShares Tactical – Balanced VP, Transamerica BlackRock iShares Tactical – Conservative VP, Transamerica BlackRock iShares Tactical – Growth VP, Transamerica BlackRock iShares Active Asset Allocation – Conservative VP, Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP, Transamerica BlackRock iShares Active Asset Allocation – Moderate VP, Transamerica BlackRock iShares Dynamic Allocation – Balanced VP and Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP.

**

BlackRock Investment Management, LLC has voluntarily agreed to waive its sub-advisory fee for each portfolio for so long as each portfolio invests all or substantially all (meaning 80% or more) of its net assets (excluding cash and cash equivalents) in the underlying ETFs sponsored or advised by BlackRock Investment Management, LLC or its affiliates. TAM has contractually agreed, through May 1, 2025, to waive from its management fees an amount equal to the sub-advisory fee waiver by BlackRock. Amounts waived by TAM under this contractual arrangement are not subject to recapture by TAM.

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BENCHMARKS:

The portfolios’ benchmarks will be as follows:

Transamerica BlackRock iShares Tactical – Balanced VP

Primary benchmark: MSCI All Country World Index

Blended benchmark: Transamerica BlackRock iShares Tactical – Balanced VP Blended Benchmark (MSCI All Country World Index, 50%; Bloomberg US Aggregate Index, 50%)

Transamerica BlackRock iShares Tactical – Conservative VP

Primary benchmark: Bloomberg US Aggregate Index

Blended benchmark: Transamerica BlackRock iShares Tactical – Conservative VP Blended Benchmark (MSCI All Country World Index, 35%; Bloomberg US Aggregate Index, 65%)

Transamerica BlackRock iShares Tactical – Growth VP

Primary benchmark: MSCI All Country World Index

Blended benchmark: Transamerica BlackRock iShares Tactical – Growth VP Blended Benchmark (MSCI All Country World Index, 70%; Bloomberg US Aggregate Index, 30%)

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EXPENSE LIMITATION:

Effective as of May 1, 2024, the following contractual expense caps will apply to the applicable share classes of each portfolio:

Portfolio Name	Expense Cap Initial Class	Expense Cap Service Class	Expiration Date of Expense Cap
Transamerica BlackRock iShares Tactical – Balanced VP	0.63%	0.88%	May 1, 2025
Transamerica BlackRock iShares Tactical – Conservative VP	0.63%	0.88%	May 1, 2025
Transamerica BlackRock iShares Tactical – Growth VP	0.63%	0.88%	May 1, 2025

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Investors Should Retain this Supplement for Future Reference

January 12, 2024